Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 14 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sale transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

The fair value hierarchy prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (i.e. supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2012 and 2011 are as follows:

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Available for Sale:
U.S. Government agencies	$13,092	$—	$13,092	$—
States and political subdivisions	58,786	—	58,786	—
Corporate obligations	8,868	—	8,868	—
Mortgage-backed securities – government sponsored entities	64,325	—	64,325	—
Equity securities – financial services	319	319	—	—
Total available for sale	$145,390	$319	$145,071	$—

December 31, 2011
Available for Sale:
U.S. Government agencies	$13,398	$—	$13,398	$—
States and political subdivisions	56,746	—	56,746	—
Corporate obligations	8,809	—	8,809	—
Mortgage-backed securities – government sponsored entities	70,965	—	70,965	—
Equity securities – financial services	263	263	—	—
Total available for sale	$150,181	$263	$149,918	$—

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2012 and 2011 are as follows:

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Impaired Loans	$11,616	$—	$—	$11,616
Foreclosed real estate	852	—	—	852

December 31, 2011
Impaired Loans	$12,399	$—	$—	$12,399
Foreclosed real estate	2,910	—	—	2,910

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Norwood has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range(Weighted Average)
December 31, 2012
Impaired loans	$11,616	Appraisal of collateral(1)	Appraisal adjustments(2)	10-30% (24.10%)
Foreclosed real estate owned	$ 852	Appraisal of collateral(1)(3)	Liquidation expenses(2)	20%

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.

(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3) Includes qualitative adjustments by management and estimated liquidation expenses.

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The following methods and assumptions were used to estimate the fair values of the Company's financial instruments at December 31, 2012 and 2011.

Cash and cash equivalents (carried at cost):

The carrying amounts reported in the consolidated balance sheet for cash and short-term instruments approximate those assets' fair values.

Securities:

The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices. For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence (Level 3). In the absence of such evidence, management's best estimate is used. Management's best estimate consists of both internal and external support on certain Level 3 investments. Internal cash flow models using a present value formula that includes assumptions market participants would use along with indicative exit pricing obtained from broker/dealers (where available) are used to support fair values of certain Level 3 investments, if applicable.

Loans receivable (carried at cost):

The fair values of loans are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Impaired loans (generally carried at fair value):

            The Company measures impairment generally based on the fair value of the loan's collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the lowest level of input that is significant to the fair value measurements.

            As of December 31, 2012, the fair value investment in impaired loans totaled $11,616,000 which included one loan for $551,000 for which a valuation allowance had been provided based on the estimated value of the collateral or the present value of estimated cash flows, and twenty-one loans for $11,074,000 which did not require a valuation allowance since the estimated realizable value of the collateral exceeded the recorded investment in the loan.  As of December 31, 2012, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $2,210,000 over the life of the loans.

As of December 31, 2011, the fair value investment in impaired loans totaled $12,399,000 which included two loans for $6,823,000 for which a valuation allowance of $1,231,000 had been provided based on the estimated value of the collateral or the present value of estimated cash flows, and twenty loans for $6,807,000 which did not require a valuation allowance since the estimated realizable value of the collateral exceeded the recorded investment in the loan. As of December 31, 2011, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $698,000 over the life of the loans.

Mortgage servicing rights (generally carried at cost)

            The Company utilizes a third party provider to estimate the fair value of certain loan servicing rights.  Fair value for the purpose of this measurement is defined as the amount at which the asset could be exchanged in a current transaction between willing parties, other than in a forced liquidation.

Foreclosed real estate owned (carried at fair value):

Real estate properties acquired through, or in lieu of loan foreclosure are to be sold and are carried at fair value less estimated cost to sell. Fair value is based upon independent market prices, appraised value of the collateral or management's estimation of the value of the collateral. These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

Restricted investment in Federal Home Loan Bank stock (carried at cost):

            The Company, as a member of the Federal Home Loan Bank (FHLB) system is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This restricted stock has no quoted market value and is carried at cost.

Bank owned life insurance (carried at cost):

The fair value is equal to the cash surrender value of the Bank owned life insurance.

Accrued interest receivable and payable (carried at cost):

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities (carried at cost):

The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings (carried at cost):

The carrying amounts of short-term borrowings approximate their fair values.

Other borrowings (carried at cost):

Fair values of FHLB advances are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances with similar credit risk characteristics, terms and remaining maturity. These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-balance sheet financial instruments (disclosed at cost):

Fair values for the Company's off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Bank's financial instruments were as follows at December 31, 2012 and December 31, 2011. (In thousands)

	Fair Value Measurements at December 31, 2012
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$12,295	$12,295	$12,295	$-	$-
Securities	145,563	145,567	319	145,248	-
Loans receivable, net	471,208	485,848	-	-	485,848
Mortgage servicing rights	243	243	-	243	-
Regulatory stock	2,630	2,630	2,630	-	-
Bank owned life insurance	15,357	15,357	15,357	-	-
Accrued interest receivable	2,393	2,393	2,393	-	-

Financial liabilities:
Deposits	524,425	526,080	313,165	-	212,915
Short-term borrowings	28,697	28,697	28,697	-	-
Other borrowings	22,487	25,426	-	-	25,426
Accrued interest payable	1,242	1,242	1,242	-	-

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$21,423	$21,423
Securities	150,352	150,358
Loans receivable, net	452,449	463,118
Mortgage servicing rights	302	308
Regulatory stock	3,675	3,675
Bank owned life insurance	11,887	11,887
Accrued interest receivable	2,468	2,468

Financial liabilities:
Deposits	525,767	527,707
Short-term borrowings	21,794	21,794
Other borrowings	27,670	30,002
Accrued interest payable	1,321	1,321

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-